Label	Element	Value
Prospectus:	rr_ProspectusTable
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Oct. 31, 2022
Registrant Name	dei_EntityRegistrantName	JOHN HANCOCK INVESTMENT TRUST II
Central Index Key	dei_EntityCentralIndexKey	0000743861
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Feb. 23, 2023
Document Effective Date	dei_DocumentEffectiveDate	Feb. 28, 2023
Prospectus Date	rr_ProspectusDate	Mar. 01, 2023